NOTE 4. FAIR VALUE MEASUREMENT - Assets Measured at Fair Value (Details) - Block 40 L L C 2023 [Member]	Dec. 31, 2023 USD ($)
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset	1,249,025
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, Liability Offset	$ 1,249,025